S-K 1604, De-SPAC Transaction	Oct. 23, 2025
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

After careful consideration, the IWAC Board has determined that the proposals are fair to and in the best interests of IWAC and its shareholders and unanimously recommends that you vote or give instruction “FOR” the NTA Proposal, “FOR” the Domestication Proposal “FOR” the Business Combination Proposal, “FOR” the Charter Proposal, “FOR” each of the separate Organizational Documents Proposals, “FOR” the Incentive Plan Proposal “FOR” each of the director nominees set forth in the Director Election Proposal and, if presented at the Extraordinary General Meeting, “FOR” the Adjournment Proposal.

De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]

Pursuant to the Business Combination Agreement, the Business Combination (as defined below) will be effected in two steps. Subject to the approval and adoption of the Business Combination Agreement by the shareholders of IWAC, on the date of the consummation of the Business Combination (the “Closing Date”) and following the Domestication (as defined below): (a) Purchaser Merger Sub will merge with and into IWAC (the “Purchaser Merger”), with IWAC as the surviving company in the Purchaser Merger (the time at which the Purchaser Merger becomes effective is referred to herein as the “Purchaser Merger Effective Time”) and, as a result of the Purchaser Merger, IWAC will become a wholly-owned Subsidiary of Pubco with security holders of IWAC receiving securities of Pubco with terms substantially equivalent to the terms of their securities of IWAC, and (b) Company Merger Sub will merge with and into Btab (the “Company Merger” and together with the Purchaser Merger, the “Mergers”), with Btab as the surviving company in the Company Merger (the time at which the Company Merger becomes effective is referred to herein as the “Company Merger Effective Time”) and, as a result of the Company Merger, Btab will become a wholly-owned Subsidiary of Pubco and (i) each Btab Class A Common Share (as defined below) will be automatically converted as of the Company Merger Effective Time into the right to receive Pubco Class A Shares and (ii) each Btab Class V Common Share (as defined below) will be automatically converted as of the Company Merger Effective Time into the right to receive Pubco Class V Shares.

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]

The consideration (the “Transaction Share Consideration”) to be paid to the shareholders of Btab as of immediately prior to the Company Merger Effective Time (the “Btab Shareholders”) for their Btab Common Shares and their Btab Class V Shares shall be an aggregate amount equal to $250,000,000 (the “Equity Value”). The Transaction Share Consideration shall be paid solely by Pubco issuing an aggregate of 25,000,000 new shares of common stock to the Btab Shareholders, consisting of 24,900,000 Pubco Class A Shares (the “Aggregate Class A Share Consideration”) and 100,000 Pubco Class V Common Shares (the “Aggregate Class V Share Consideration”), with each Pubco Class A Share and each Pubco Class V Share valued at $10.00 per share.

The IWAC Board obtained a fairness opinion from the Mentor Group, dated May 29, 2024, which provided that, as of that date and based on and subject to the assumptions, limitations, qualifications and other conditions set forth therein, Btab’s equity value in the Business Combination of $250,000,000 was fair, from a financial point of view, to the shareholders of IWAC.

Upon completion of the Business Combination, Pubco will qualify as a “controlled company” under the corporate governance rules of the Nasdaq Capital Market (“Nasdaq”). This is because Binson Lau, Pubco’s chairman of the board, will beneficially own up to approximately 36% of the issued and outstanding Pubco Class A Shares and 100% of the issued and outstanding Pubco Class V Shares (on an as-converted basis), depending on the level of redemptions by IWAC’s public shareholders. Each Pubco Class V Share carries 1,000 votes per share, resulting in Mr. Lau holding more than 50% of the total voting power for the election of directors. Under Nasdaq rules, a company in which more than 50% of the voting power for the election of directors is held by an individual, group, or another company is considered a “controlled company” and may elect not to comply with certain Nasdaq corporate governance requirements. Pubco currently intends to rely on these exemptions upon consummation of the Business Combination. As a result, Pubco’s stockholders will not have the same protections afforded to stockholders of companies that are subject to all Nasdaq corporate governance requirements. See “Risk Factors — Pubco will be a ‘controlled company’ within the meaning of the Nasdaq rules and, as a result, may rely on exemptions from certain corporate governance requirements.” See also “Risk Factors — Pubco’s corporate actions will be substantially controlled by its chairman of the board, who will have the ability to exert significant influence over important corporate matters.”

De-SPAC Forepart, Sponsor Compensation [Table Text Block]

	Interest in Securities	Other Compensation
Current Sponsor

At Closing, the Current Sponsor will hold a total of 2,000,000 Pubco Class A Shares, which would have a value of approximately $24.7 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

The Current Sponsor has provided loans to IWAC, up to $4 million of which are convertible into ordinary shares at a conversion price of $1 per share. As of December 31, 2024, approximately $2.93 million was owed to the Current Sponsor.

At Closing, the Current Sponsor will hold a total of 4,795,000 Pubco Warrants, which would have a value of approximately $98,298 based on the quoted price of the IWAC Public Warrants as of September 12, 2025.

Binson Lau, Chairman of the IWAC Board and CEO of Btab

At Closing, Mr. Lau will hold (directly and indirectly) a total of 10,334,350 Pubco Class A Shares, which would have a value of approximately $127.62 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025 and 100,000 Pubco Class V Shares.

Mr. Lau will serve as CEO and director of Btab following the Closing. As such, in the future Mr. Lau will receive $250,000 for his service as CEO.
John Chen, director of IWAC

At Closing, Mr. Chen will hold a total of 20,000 Pubco Class A Shares, which would have a value of approximately $0.24 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Yueh Eric Seto, director of IWAC

At Closing, Mr. Seto will hold a total of 124,100 Pubco Class A Shares, which would have a value of approximately $1.53 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Matthew Malriat, CFO and director of IWAC

At Closing, Mr. Malriat will hold a total of 100,000 Pubco Class A Shares, which would have a value of approximately $1.23 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Donald Fell, director of IWAC	Mr. Fell will serve as a director of Pubco following the Closing. As such, in the future, Mr. Fell may receive any cash fees or equity awards that the Pubco Board determines to pay its directors;

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]

SUMMARY HISTORICAL FINANCIAL INFORMATION OF BTAB

Btab is providing the following selected historical financial information to assist you in your analysis of the financial aspects of the Business Combination.

Btab’s balance sheet data as of June 30, 2025 and December 31, 2024, and statement of operations data for the six months ended June 30, 2025 and 2024, are derived from Btab’s unaudited and audited financial statements, respectively, included elsewhere in this joint proxy statement/information statement/prospectus.

The historical results presented below are not necessarily indicative of the results to be expected for any future period. You should read the following selected financial information in conjunction with each of Btab’s and IWAC’s consolidated financial statements and related notes and the sections titled “Management’s Discussion and Analysis of Financial Condition and Results of Operations of Btab” contained elsewhere herein.

	Six Months Ended June 30,
	2025	2024
Operating Income
Sales, net	2,277,545	2,907,012
Cost of sales	1,749,713	2,374,861
Total operating income	527,832	532,151

Operating Expenses
Selling and marketing expense	82,745	89,540
General and administrative expense	1,181,516	1,129,695
Loss from Operations	(736,429)	(687,084)

Other expenses (income)
Interest expense	215,474	189,002
(Gain) loss on foreign currency exchange	(2,171)	681
Other income, net	(20,293)	(36,190)
Loss Before Income Taxes	(929,439)	(840,577)
Income tax (benefit) expense	(123,278)	(11)
Net Loss	(806,161)	(840,566)
Other comprehensive (income) loss – Foreign currency translation adjustments	148,792	(86,568)
Total Comprehensive Loss	(954,953)	(753,998)
Net Loss per Common Share – Basic and Diluted	(0.001)	(0.001)
Weighted Average Common Shares Outstanding - Basic and Diluted	695,223,770	695,223,770

	As of June 30	As of December 31,
Balance Sheet Data	2025	2024
Total assets	$6,635,738	$6,239,171
Total liabilities	$10,559,904	$9,207,492
Total commitments and contingencies	$—	$—
Total stockholders’ (deficit) equity	$(3,924,166)	$(2,968,321)

SUMMARY HISTORICAL FINANCIAL INFORMATION OF BTAB

Btab is providing the following selected historical financial information to assist you in your analysis of the financial aspects of the Business Combination.

Btab’s balance sheet data as of December 31, 2024, and statement of operations data for the year ended December 31, 2024, are derived from Btab’s audited financial statements included elsewhere in this joint proxy statement/information statement/prospectus.

The historical results presented below are not necessarily indicative of the results to be expected for any future period. You should read the following selected financial information in conjunction with each of Btab’s and IWAC’s consolidated financial statements and related notes and the sections titled “Management’s Discussion and Analysis of Financial Condition and Results of Operations of Btab” contained elsewhere herein.

	Year ended December 31,
	2024	2023
	(audited)	(audited)
Operating Income:
Sales, net	$5,367,830	$8,628,160
Cost of sales	4,194,662	7,109,654
Total operating income	1,173,168	1,518,506
Operating Expenses:
Selling and marketing expense	198,407	137,983
General and administrative expense	2,549,581	1,806,118
Loss from Operations	(1,574,820)	(425,595)
Other expenses:
Interest expense	446,312	392,675
(Gain) Loss on foreign currency exchange	(16,659)	9,156
Other income, net	14,049	958
Loss Before Income Taxes	(2,018,522)	(828,384)
Income tax expense (benefit)	(168,263)	34,900
Net Loss	$(1,850,259)	$(863,284)
Other comprehensive loss:
Foreign currency translation adjustments	(168,554)	(20,148)
Total Comprehensive Loss	(1,681,705)	(883,432)
Net Loss per Common Share – Basic and Diluted	(0.003)	(0.001)
Weighted Average Common Shares Outstanding – Basic and Diluted	695,223,770	680,262,496

	Year ended December 31,
Balance Sheet Data	2024	2023
Total assets	$6,239,171	$6,270,631
Total liabilities	$9,207,492	$7,562,363
Total commitments and contingencies	$—	$—
Total stockholders’ (deficit) equity	$(2,968,321)	$(1,291,732)

De-SPAC, Background, Prospectus Summary [Text Block]

The Parties to the Business Combination

Integrated Wellness Acquisition Corp (“IWAC”)

Integrated Wellness Acquisition Corp is a blank check company incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

On December 13, 2021, IWAC completed its initial public offering of 11,500,000 units, with each unit consisting of one Class A ordinary share and one-half of one warrant to purchase one Class A ordinary share at a price of $11.50 per share. Simultaneously with the closing of the IPO, IWAC consummated the private placement of an aggregate of 6,850,000 IWAC Private Warrants to the Prior Sponsor at a purchase price of $10.00 per private placement share. A total of $117,300,000 of the net proceeds of the sale of the units in the initial public offering and the sale of the IWAC Private Warrants in the private placement, was initially placed in a trust account for the benefit of the purchasers of the units in IWAC’s initial public offering.

Since the completion of the IPO, IWAC’s activity has been limited to the evaluation of business combination candidates.

IWAC originally had 15 months from the consummation of its initial public offering, or until March 13, 2023, to consummate an initial business combination. However, as permitted under IWAC’s amended and restated memorandum and articles of association, in March 2023, IWAC extended the date by which it must consummate an initial business combination by an additional three months until June 13, 2023. On February 10, 2023, IWAC entered into an Agreement and Plan of Merger (as it may be amended or supplemented from time to time, the “Refreshing Merger Agreement”) with Refreshing USA, LLC, a Washington limited liability company (“Refreshing”), IWAC Holdings Inc., a Delaware corporation and wholly-owned subsidiary of IWAC (“Pubco”), IWAC Purchaser Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“Purchaser Merger Sub”), Refreshing USA Merger Sub LLC, a Washington limited liability company and a wholly-owned subsidiary of Pubco (“Company Merger Sub” and together with Purchaser Merger Sub, the “Merger Subs”), IWH Sponsor LP, a Delaware limited partnership, as the representative from and after the Effective Time (as defined below) of the stockholders of Pubco (other than the Sellers and their successors and assignees) (the “Purchaser Representative”), and Ryan Wear, in the capacity as the representative of the equity holders of Refreshing (the “Sellers”) from and after the Effective Time (the “Seller Representative”) and Refreshing entered into the Refreshing Merger Agreement.

IWAC Holdings Inc. filed a registration statement on Form S-4 relating to the Refreshing Merger Agreement on February 14, 2023. The S-4 was amended twice, in April and August 2023. On September 27, 2023, the Refreshing Merger Agreement was terminated by IWAC, as certain conditions to the closing of the Refreshing Merger Agreement, including the effectiveness of the registration statement and the listing of securities on NYSE were not met by the outside date.

On June 2, 2023, IWAC held an extraordinary general meeting of shareholders (the “June 2023 Meeting”). At the June 2023 Meeting, a proposal to amend by special resolution IWAC’s amended and restated memorandum and articles of association, as amended (the “First Charter Amendment”), to extend the date by which IWAC has to consummate an initial business combination from June 13, 2023 to December 13, 2023 (or such earlier date as determined by IWAC’s board of directors in its sole discretion) was approved. IWAC extended the date by which it must consummate an initial business combination until December 13, 2023.

On November 8, 2023, IWAC entered into a purchase agreement (the “Purchase Agreement”) with the Prior Sponsor, and Sriram Associates, LLC (“Sriram”), pursuant to which, the Prior Sponsor agreed to transfer to Sriram or its designees (i) 2,012,500 of IWAC’s Class B ordinary shares and (ii) 4,795,000 of the IWAC Private Warrants for a total purchase price of one dollar (the “Transfer”). In connection with the Transfer, new persons were to be appointed officers and directors of IWAC and IWAC agreed to take such actions necessary to effectuate such changes (the “Management Change”). The Transfer, the Management Change and the other transactions contemplated by the Purchase Agreement are hereinafter referred to as the “Sponsor Handover.” In connection with the Sponsor Handover, Sriram agreed to assume (i) certain vendor payables then outstanding by IWAC (estimated at approximately $338,345); (ii) the costs and expenses associated with the monthly extensions of IWAC until December 13, 2023 including monthly payments of $160,000; (iii) the costs and expenses for IWAC to take all actions necessary to file a proxy statement and hold a shareholders meeting prior to December 13, 2023 in order to extend IWAC’s term until December 13, 2024 structured in such manner as requested by Sriram. Sriram also agreed to (i) cause IWAC to satisfy all of its public company reporting requirements; (ii) to pay the D&O insurance premiums to extend IWAC’s existing D&O insurance policy (estimated at approximately $20,000); and (iii) to pay all outstanding legal fees owed by IWAC at or before a business combination (estimated at approximately $1.17 million).

On December 11, 2023, IWAC held an extraordinary general meeting in lieu of an annual general meeting of shareholders (the “December 2023 Meeting”). At the December 2023 Meeting, a proposal to amend by special resolution IWAC’s amended and restated memorandum and articles of association, as amended (the “Second Charter Amendment”), to extend the date by which IWAC has to consummate an initial business combination from December 13, 2023 to December 13, 2024 (or such earlier date as determined by the IWAC’s board of directors in its sole discretion) was approved. IWAC extended the date by which it must consummate an initial business combination by an additional twelve months until December 13, 2024 or a total of 36 months from the consummation of IWAC’s IPO.

On February 1, 2024, the Sponsor Handover was consummated. Suntone Investment Pty Ltd, a designee and affiliate of Sriram, acquired the securities in the Transfer and has subsequently served as the sponsor IWAC. Suntone Investment Pty Ltd is a privately held Australian company engaged in financial investment activities. Sunton was founded in 2023 and is headquartered at Suite 601, 22 Albert Road, South Melbourne VIC 3205. It focuses on identifying and supporting strategic investment opportunities across a range of sectors. The sponsor was selected for its strong background in corporate finance, cross-border investments, and capital markets. It brings regional expertise in financial investments and strategic deal sourcing, with a particular focus on the Asia-Pacific region. The current sponsor, Suntone Investment Pty Ltd, is controlled by its sole member, Jiang Hui Bao, who, while not having prior SPAC experience or involvement in other SPAC transactions, possesses relevant investment experience that supports the sponsor’s role in the business combination process. These qualifications support the conclusion that the sponsor and its affiliates are well-positioned to identify, evaluate, structure, and execute a business combination that creates long-term value for shareholders.

Our current sponsor plays a central role in facilitating the Business Combination. As the sponsor, it provides strategic guidance and resources throughout the transaction process, including support for public company readiness. Jiang Hui Bao, the sole member of the sponsor, supported the Business Combination by supporting the Sponsor Handover and facilitating the transfer of founder shares in connection with the transaction. In connection with the Business Combination, it acquired 2,000,000 founder shares from IWAC’s original sponsor as part of a Sponsor Handover completed on February 1, 2024. Of these shares, it has agreed to transfer 417,500 founder shares to IWAC’s Chief Financial Officer and certain non-employee directors, subject to the closing of the Business Combination. These transfers are intended to recognize key contributions to the transaction and align long-term incentives. Following these transfers, the sponsor will retain 1,582,500 founder shares.

Handover and the Management Change contemplated thereby, Suren Ajjarapu, Binson Lau, Matthew Malriat, John Zhong Chen, Yueh Eric Seto, Donald Fell and Michael Peterson were appointed to the IWAC Board. At such time, the then existing members of the IWAC Board and the then existing management team of IWAC (comprising Steven Schapera, Antonio Varano Della Vergiliana, James MacPherson, Robert Quandt, Gael Forterre, Scott Powell and Hadrien Forterre) agreed to resign.

On December 11, 2024, IWAC held an extraordinary general meeting in lieu of an annual general meeting of shareholders (the “December 2024 Meeting”). At the December 2024 Meeting, a proposal to amend by special resolution IWAC’s amended and restated memorandum and articles of association, as amended (the “Third Charter Amendment”), to extend the date by which IWAC has to consummate an initial business combination from December 13, 2024 to December 15, 2025 (or such earlier date as determined by the IWAC’s board of directors in its sole discretion) was approved. IWAC extended the date by which it must consummate an initial business combination by an additional twelve months until December 15, 2025.

On December 13, 2024, IWAC received written notice from the NYSE indicating that the staff of NYSE Regulation had determined to commence proceedings to delist IWAC’s securities from the NYSE due to IWAC’s failure to consummate a business combination within the shorter of (i) the time period specified by its constitutive documents or by contract or (ii) three years following the closing of IWAC’s initial public offering. Trading in IWAC’s securities was suspended immediately after market close on December 13, 2024. Following suspension of trading on NYSE, IWAC’s units, Class A ordinary shares and warrants became eligible to trade on the OTC Markets under the ticker symbols “WELUF,” “WELNF,” and “WELWF,” respectively.

On January 16, 2025, the NYSE filed a Form 25, formally removing IWAC’s securities from the NYSE.

On December 16, 2024, Suren Ajjarapu resigned as Chief Executive Officer of IWAC, effective immediately. Since his resignation, Mr. Aijarapu has continued to serve as director of IWAC. On December 16, 2024, the IWAC Board appointed Matthew Malriat, IWAC’s current Chief Financial Officer, to also serve as IWAC’s Chief Executive Officer.

The Existing Organizational Documents provide for the return of the proceeds of IWAC’s initial public offering held in the trust account to the holders of Public Shares if there is no qualifying business combination(s) consummated on or before a certain date (in IWAC’s case, December 15, 2025 or such later date as may be approved by IWAC’s shareholders). IWAC intends to consummate the Business Combination as soon as practicable and will not use the full amount of time through December 15, 2025, or such later date as may be approved by IWAC’s shareholders, to consummate the Business Combination unless necessary.

IWAC’s units, ordinary shares, and warrants are quoted on the OTC Markets under the symbols “WELUF,” “WELNF,” and “WELWF,” respectively.

IWAC’s principal executive office is located at 1441 Broadway, FL. 6, New York, NY 10018, and its telephone is (917) 397-7625.

De-SPAC, Material Terms, Prospectus Summary [Text Block]

General Terms and Effects

On August 26, 2024, IWAC and Btab entered into an Amended and Restated Business Combination Agreement (the “Business Combination Agreement”) with Pubco, Purchaser Merger Sub, Company Merger Sub, and acknowledging and agreeing solely with respect to Section 2.1(a)(ii) thereof, Binson Lau. The Business Combination Agreement amended, restated and superseded the Original Business Combination Agreement.

Pursuant to the Business Combination Agreement, the Business Combination will be effected in two steps. Subject to the approval and adoption of the Business Combination Agreement by the shareholders of IWAC and Btab, on the Closing Date of the consummation of the Business Combination and following the Domestication: (a) Purchaser Merger Sub will merge with and into IWAC (the “Purchaser Merger”), with IWAC as the surviving company in the Purchaser Merger (the time at which the Purchaser Merger becomes effective is referred to herein as the “Purchaser Merger Effective Time”) and, as a result of the Purchaser Merger, IWAC will become a wholly owned subsidiary of Pubco with the security holders of IWAC receiving securities of Pubco with terms substantially equivalent to the terms of their securities of IWAC, and (b) Company Merger Sub will merge with and into Btab (the “Company Merger” and together with the Purchaser Merger, the “Mergers”), with Btab as the surviving company in the Company Merger (the time at which the Company Merger becomes effective is referred to herein as the “Company Merger Effective Time”) and, as a result of the Company Merger, Btab will become a wholly owned Subsidiary of Pubco. Upon the consummation of the Busines Combination, Pubco expects to be renamed “Btab Ecommerce Holdings, Inc.”

De-SPAC, Board Determination, Prospectus Summary [Text Block]

Recommendation to IWAC’s Shareholders

The IWAC Board, based in part on the unanimous recommendation of the Special Committee, has determined that the Business Combination Proposal is in the best interests of IWAC and its shareholders, has approved IWAC’s entry into the Business Combination Agreement and the transactions contemplated thereby, and determined unanimously that each of the Proposals is fair to and in the best interests of IWAC and its shareholders and recommends that shareholders vote “FOR” the NTA Proposal, “FOR” the Domestication Proposal “FOR” the Business Combination Proposal, “FOR” the Charter Proposal, “FOR” each of the separate Organizational Documents Proposals, “FOR” the Incentive Plan Proposal “FOR” each of the director nominees set forth in the Director Election Proposal and, if presented at the Extraordinary General Meeting, “FOR” the Adjournment Proposal.

After careful consideration, the IWAC Board determined unanimously that each of the proposals is fair to and in the best interests of IWAC and its shareholders. The IWAC Board has approved and declared advisable and unanimously recommends that you vote or give instructions to vote “FOR” each of these proposals.

For a description of various factors considered by the IWAC Board in reaching its decision to recommend in favor of voting for each of the proposals to be presented at the Extraordinary General Meeting of IWAC’s shareholders, see the sections herein regarding each of the proposals.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]	Such factors included, but were not limited to, positive factors such as Btab’s earnings history and potential, Btab’s strong management team, opportunities for growth by Btab, Btab’s defensible and differentiated business niche, Btab’s diversified customer and supplier base. The IWAC Board also considered various potential negative factors associated with the Business Combination, including, but not limited to, market risk, Btab’s business plans potentially not being achieved, Btab’s revenue concentration, competition to Btab, macroeconomic uncertainty and conflicts of interest.
De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]

Potential Dilution at Various Redemption Levels.

The below table shows the anticipated share ownership of various holders of Pubco Class A common stock upon closing of the Business Combination in the no redemption, 50% redemption, 75% redemption, and maximum redemption scenarios and is based on the following assumptions: (i) there are no other issuances of equity interests of IWAC or Btab, (ii) neither the Sponsor nor any of Btab’s current shareholders purchase Public Shares in the open market, and (iii) no IWAC warrants are exercised.

	Assuming No		Assuming 50%		Assuming 75%		Assuming Maximum
	Redemptions Into Cash		Redemptions Into Cash		Redemptions Into Cash		Redemptions Into Cash
	Number	% of	Number	% of	Number	% of	Number	% of
	of Shares	Shares	of Shares	Shares	of Shares	Shares	of Shares	Shares
	Owned	Owned	Owned	Owned	Owned	Owned	Owned	Owned
Pubco Class A Shares held by Btab Shareholders	24,900,000	75.5%	24,900,000	76.9%	24,900,000	77.6%	24,900,000	78.3%
Pubco Class V Shares held by Btab Shareholders	100,000	0.3%	100,000	0.3%	100,000	0.3%	100,000	0.3%
Pubco Class A Shares held by IWAC Public Shareholders	1,185,481	3.6%	592,741	1.8%	296,370	1.0%	—	—
Pubco Class A Shares held by Sponsor and related party of Sponsor	1,582,500	4.8%	1,582,500	4.9%	1,582,500	4.9%	1,582,500	5.0%
Pubco Class A Shares held by Prior Sponsor	862,500	2.6%	862,500	2.7%	862,500	2.7%	862,500	2.7%
Pubco Class A Shares held by former IWAC directors and executive officers(1)	430,000	1.3%	430,000	1.3%	430,000	1.3%	430,000	1.4%
Pubco Class A Shares held by Sponsor as a result of the promissory note conversion(2)	3,908,280	11.9%	3,908,280	12.1%	3,908,280	12.2%	3,908,280	12.3%
Total	32,968,761	100.0%	32,376,021	100.0%	32,079,650	100.0%	31,783,280	100.0%
(1)	Represents Pubco Class A Shares held by certain individuals who served as directors and executive officers of IWAC prior to the Business Combination. Following the close of the Business Combination, one of these individuals, who holds 100,000 of these Pubco Class A Shares, will continue to serve as a director and executive officer post-Business Combination.
(2)	Represents Pubco Class A Shares underlying the convertible promissory note held by the Sponsor and assumed to be converted on the Closing Date, under the No Redemption and Maximum Redemption Scenarios.

If the Business Combination is completed notwithstanding redemptions, Pubco will have fewer Public Shares outstanding and fewer public stockholders. With fewer Public Shares and public stockholders, the trading market for Pubco Class A Shares may be less liquid than the market for IWAC’s Public Shares was prior to the Business Combination and Pubco may not be able to meet the listing standards for Nasdaq. In addition, with fewer funds available from the Trust Account, the working capital infusion from the Trust Account into Btab’s business will be reduced. See “Risk Factors” for more details.

Dilution

Dilution per share to the original investors in IWAC is determined by its net tangible book value per share, as adjusted, while excluding the Business Combination, while giving effect to material probable or consummated transactions and other material effects on IWAC’s net tangible book value per share, from the initial public offering price of $10.00 per share paid by original investors in IWAC as set forth as follows under the two redemption scenarios:

		Maximum
	No redemptions	Redemptions
Number of shares
IWAC public shares	1,185,481	—
Sponsor and related parties	1,582,500	1,582,500
Prior Sponsor Directors	430,000	430,000
Prior Sponsor	862,500	862,500
Founder Shares	2,875,000	2,875,000
Total IWAC’s shares outstanding as of June 30, 2025	4,060,481	2,875,000
Potential source of dilution:
Pubco Class A Shares for Promissory Note conversion	3,908,280	3,908,280
Fully diluted shares outstanding as of June 30, 2025	7,968,761	6,783,280
IWAC net tangible book value as of June 30, 2025(1)	$(12,142,095)	$(12,142,095)
Adjusted for(2):
Trust account balance as of June 30, 2025	15,187,582	0
Transaction expenses to be paid by Btab	(665,000)	(665,000)
IWAC’s net tangible book value as of June 30, 2025 as adjusted	$2,380,487	$(12,807,095)
Net tangible book value per share as of June 30, 2025	$(1.52)	$(1.79)
Net tangible book value as adjusted per share as of June 30, 2025	$0.30	$(1.89)
Offering price per share	$10.00	$10.00
Dilution	$9.70	$11.89
(1)	IWAC’s net tangible book value was calculated by total assets minus total liabilities minus ordinary shares subject to redemption.
(2)	IWAC’s net tangible book value was adjusted for (i) trust account balance as a result of different level of redemption; and (ii) transaction expenses that have not recorded on IWAC’s financial statements as of June 30, 2025, which will have impacts on the calculation of net tangible book value upon closing.

For each redemption scenarios, potential dilution results in the amount of non-redeeming shareholders’ interest per share being at least the IPO price per share of $10.00:

IWAC outstanding shares as of June 30, 2025	7,968,761	6,783,280
Shares issued to Btab shareholders in Business Combination	24,900,000	24,900,000
Pubco Class V Shares issued to Btab Shareholders	100,000	100,000
Number of shares after giving effect to the de-SPAC transaction and related financing	32,968,761	31,783,280
The company valuation at or above which the non-redeeming shareholders’ interest per share being at least the IPO price per share	$329,687,609	$317,832,799
*	This table does not include potential sources of dilution that are not probable or not automatically convertible upon the consummation of the Business Combination.

The above discussion and table are based on 4,060,481 IWAC Shares outstanding on June 30, 2025, and excludes, as of such date, the following, which are material potential sources of future dilution that are considered improbable by the Company to be effected at or prior to the consummation of the Business Combination:

(i)	Excludes 5,750,000 shares underlying certain Pubco warrants, previously IWAC Public Warrants and automatically converted into Pubco warrants on the Closing Date, under the No Redemption and Maximum Redemption Scenarios.
(ii)	Excludes 4,795,000 shares underlying certain Pubco warrants, previously IWAC private placement warrants held by the Current Sponsor and automatically converted into Pubco warrants on the Closing Date, under the No Redemption and Maximum Redemption Scenarios.
(iii)	Excludes 2,055,000 shares underlying certain Pubco warrants, previously IWAC private placement warrants held by the Prior Sponsor and automatically converted into Pubco warrants on the Closing Date, under the No Redemption and Maximum Redemption Scenarios.

De-SPAC Prospectus Summary, Board Determination, Other Factors Considered [Text Block]

Certain Other Benefits in the Business Combination

In addition to the interests of IWAC’s insiders in the Business Combination, IWAC shareholders should be aware that of the fact that, pursuant to the Underwriting Agreement, upon consummation of the Business Combination, a deferred underwriting fee equal to $4,025,000 will be payable to BTIG in cash. Accordingly, BTIG has an interest in IWAC completing the Business Combination because, If the Business Combination (or another business combination) is not consummated, BTIG will not receive such fee.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Interests of IWAC’s Current Sponsor, Directors and Officers in the Business Combination

IWAC’s Sponsor, executive officers and directors may have interests in the Business Combination that may be different from, or in addition to, the interests of IWAC’s shareholders generally. The IWAC Board and the members of the Special Committee were aware of and considered these interests to the extent such interests existed at the time, among other matters, in approving the Business Combination Agreement and in recommending that the Business Combination Agreement and the transactions contemplated thereby be approved by the shareholders of IWAC. These interests include, among other things:

●	the fact that the 2,012,500 Ordinary Shares held by the Current Sponsor, and IWAC’s directors and officers, would be worthless because the Current Sponsor and IWAC’s directors and officers are not entitled to participate in any redemption or distribution with respect to such shares. Such shares had an aggregate market value of approximately $24.85 million based upon the quoted price of the IWAC Class A ordinary shares of $12.35 per share on the OTC on September 3, 2025, despite having been initially purchased for a purchase price of $0.008 per share. As a result, the Current Sponsor and IWAC’s officers and directors are likely to be able to recoup their investment in IWAC and make a substantial profit on that investment, even if Public Shares have lost significant value. This means that the Current Sponsor and IWAC’s officers and directors could earn a positive rate of return on their investment, even if the Public Shareholders experience a negative rate of return in the post-business combination company. Accordingly, IWAC’s management team may have an economic incentive that differs from that of the Public Shareholders to pursue and consummate an initial business combination rather than to liquidate and to return all of the cash in the Trust Account to the Public Shareholders, even if that business combination were with a less favorable target company or on terms less favorable to shareholders rather than liquidate;
●	the fact that the 4,795,000 IWAC Private Warrants held by the Current Sponsor were initially purchased for $1.00 per IWAC Private Warrant, which warrants will be worthless if a business combination is not consummated by December 15, 2025 (although the IWAC Private Warrants have certain rights that differ from the rights of holders of the IWAC Public Warrants, the aggregate value of the 4,795,000 IWAC Private Warrants held by the Current Sponsor estimated to be approximately $98,298 assuming the per warrant value of the IWAC Private Warrants is the same as the $0.0205 quoted price of the IWAC Public Warrants on the OTC on September 12, 2025);
●	the fact that IWAC’s Insiders have waived their right to redeem their Founder Shares and any other Ordinary Shares held by them, or to receive distributions from the Trust Account with respect to the Founder Shares upon IWAC’s liquidation if IWAC is unable to consummate its initial business combination;
●	the fact that unless IWAC consummates an initial business combination within the required time period under its organizational documents, its directors and officers will not receive reimbursement for any out-of-pocket expenses incurred by them in connection with the Business Combination (to the extent that such expenses exceed the amount of available proceeds not deposited in the Trust Account), such as identifying and investigating possible business targets and business combinations. As of the date of this proxy statement/information statement/prospectus, there were no unreimbursed expenses;
●	the continued indemnification of current directors and officers of IWAC and the continuation of directors’ and officers’ liability insurance after the Business Combination;
●	the fact that Binson Lau, the Chairman of the IWAC Board, will serve as a director of Pubco following the Closing. As such, in the future Mr. Lau may receive any cash fees or equity awards that the Pubco Board determines to pay its directors;
●	the fact that Binson Lau is both the Chairman of the IWAC Board and the Chief Executive Officer of Btab, and holds approximately 41.3% of the outstanding Btab equity;
●	the fact that John Chen is both a director of IWAC and indirectly holds approximately 0.91% of the Btab equity and is entitled to receive 20,000 Pubco Class A Shares upon the Closing;
●	the fact that Matthew Malriat is a director and Chief Financial Officer of IWAC and is entitled to receive 100,000 Pubco Common Shares upon the Closing;
●	the fact that Yueh Eric Seto is both a director of IWAC and holds approximately 0.42% of the Btab equity and is entitled to receive 20,000 Pubco Class A Shares upon the Closing;
●	the fact that Donald Fell is a director of IWAC and will serve as a director of Pubco following the Closing. As such, in the future, Mr. Fell may receive any cash fees or equity awards that the Pubco Board determines to pay its directors;
●	the fact that the Current Sponsor, its affiliates and the Prior Sponsor have committed to loans to IWAC in the aggregate amount of approximately $4.96 million, which amount IWAC will be unable to repay to the Sponsor to the extent that the amount of such loans exceeds the amount of available proceeds not deposited in the Trust Account if a business combination is not completed; and
●	The fact that the following individuals have a material interest in the Sponsor, which represent indirect interests in the following securities:

Name of Person	Founder Shares	Private Warrants
Jiang Hui Bao	2,000,000	4,795,000

The Current Sponsor is controlled by its sole member, Jiang Hui Bao. Jiang Hui Bao has voting and dispositive power over 2,000,000 IWAC Ordinary Shares and 4,795,000 IWAC Private Warrants.

The foregoing interests present a risk that the Sponsor and IWAC’s officers and directors may be incentivized to complete a business combination with a less favorable target company or on terms less favorable to the Public Shareholders rather than to liquidate, in which case the Sponsor would lose its entire investment. As a result, the Sponsor and IWAC’s officers and directors may have a conflict of interest in determining whether Btab is an appropriate business with which to effectuate a business combination and/or in evaluating the terms of the Business Combination.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Compensation Received by the Sponsor

Set forth below is a summary of the terms and amount of the compensation received or to be received by the Current Sponsor and its affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by SPAC to the Current Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Other Compensation
Current Sponsor

At Closing, the Current Sponsor will hold a total of 2,000,000 Pubco Class A Shares, which would have a value of approximately $24.20 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

At Closing, the Current Sponsor will hold a total of 4,795,000 Pubco Warrants, which would have a value of approximately $98,298 based on the quoted price of the IWAC Public Warrants as of September 12, 2025.

The Current Sponsor has provided loans to IWAC, up to $4 million of which are convertible into ordinary shares at a conversion price of $1 per share. As of December 31, 2024, approximately $2.93 million was owed to the Current Sponsor.

Binson Lau, Chairman of the IWAC Board and CEO of Btab

At Closing, Mr. Lau will hold (directly and indirectly) a total of 10,334,350 Pubco Class A Shares, which would have a value of approximately $125.04 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025 and 100,000 Pubco Class V Shares.

Mr. Lau will serve as CEO and director of Btab following the Closing. As such, in the future. Mr. Lau will receive $250,000 for his service as CEO.
John Chen, director of IWAC

At Closing, Mr. Chen will hold a total of 20,000 Pubco Class A Shares, which would have a value of approximately $0.24 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Yueh Eric Seto, director of IWAC

At Closing, Mr. Seto will hold a total of 124,100 Pubco Class A Shares, which would have a value of approximately $1.50 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

Matthew Malriat, CFO and director of IWAC

At Closing, Mr. Malriat will hold a total of 100,000 Pubco Class A Shares, which would have a value of approximately $1.21 million based on the quoted price of the IWAC Class A ordinary shares as of September 3, 2025.

De-SPAC, Potential Dilutive Impact [Text Block]

For each redemption scenarios, potential dilution results in the amount of non-redeeming shareholders’ interest per share being at least the IPO price per share of $10.00:

IWAC outstanding shares as of June 30, 2025	7,968,761	6,783,280
Shares issued to Btab shareholders in Business Combination	24,900,000	24,900,000
Pubco Class V Shares issued to Btab Shareholders	100,000	100,000
Number of shares after giving effect to the de-SPAC transaction and related financing	32,968,761	31,783,280
The company valuation at or above which the non-redeeming shareholders’ interest per share being at least the IPO price per share	$329,687,609	$317,832,799

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

		Maximum
	No redemptions	Redemptions
Number of shares
IWAC public shares	1,185,481	—
Sponsor and related parties	1,582,500	1,582,500
Prior Sponsor Directors	430,000	430,000
Prior Sponsor	862,500	862,500
Founder Shares	2,875,000	2,875,000
Total IWAC’s shares outstanding as of June 30, 2025	4,060,481	2,875,000
Potential source of dilution:
Pubco Class A Shares for Promissory Note conversion	3,908,280	3,908,280
Fully diluted shares outstanding as of June 30, 2025	7,968,761	6,783,280
IWAC net tangible book value as of June 30, 2025(1)	$(12,142,095)	$(12,142,095)
Adjusted for(2):
Trust account balance as of June 30, 2025	15,187,582	0
Transaction expenses to be paid by Btab	(665,000)	(665,000)
IWAC’s net tangible book value as of June 30, 2025 as adjusted	$2,380,487	$(12,807,095)
Net tangible book value per share as of June 30, 2025	$(1.52)	$(1.79)
Net tangible book value as adjusted per share as of June 30, 2025	$0.30	$(1.89)
Offering price per share	$10.00	$10.00
Dilution	$9.70	$11.89
(1)	IWAC’s net tangible book value was calculated by total assets minus total liabilities minus ordinary shares subject to redemption.
(2)	IWAC’s net tangible book value was adjusted for (i) trust account balance as a result of different level of redemption; and (ii) transaction expenses that have not recorded on IWAC’s financial statements as of June 30, 2025, which will have impacts on the calculation of net tangible book value upon closing.

For each redemption scenarios, potential dilution results in the amount of non-redeeming shareholders’ interest per share being at least the IPO price per share of $10.00:

IWAC outstanding shares as of June 30, 2025	7,968,761	6,783,280
Shares issued to Btab shareholders in Business Combination	24,900,000	24,900,000
Pubco Class V Shares issued to Btab Shareholders	100,000	100,000
Number of shares after giving effect to the de-SPAC transaction and related financing	32,968,761	31,783,280
The company valuation at or above which the non-redeeming shareholders’ interest per share being at least the IPO price per share	$329,687,609	$317,832,799

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]
(i)	Excludes 5,750,000 shares underlying certain Pubco warrants, previously IWAC Public Warrants and automatically converted into Pubco warrants on the Closing Date, under the No Redemption and Maximum Redemption Scenarios.
(ii)	Excludes 4,795,000 shares underlying certain Pubco warrants, previously IWAC private placement warrants held by the Current Sponsor and automatically converted into Pubco warrants on the Closing Date, under the No Redemption and Maximum Redemption Scenarios.
(iii)	Excludes 2,055,000 shares underlying certain Pubco warrants, previously IWAC private placement warrants held by the Prior Sponsor and automatically converted into Pubco warrants on the Closing Date, under the No Redemption and Maximum Redemption Scenarios.